Income Taxes - Summary of Unrecognized Deferred Tax Assets on Tax Losses Carryforwards (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	¥ 841,136	¥ 762,196
Within 5 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	4,323	7,791
Between 5 and 10 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	319,631	357,421
Later than 10 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	¥ 517,182	¥ 396,984